UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

            Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 142.2%
Corporate — 13.4%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	$1,600	$1,760,304
7.75%, 8/01/31	1,500	1,654,185
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	330	352,127
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	500	537,915
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	223,728
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	2,500	2,512,650
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,030	1,203,771
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	625	634,731
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	1,305	1,331,857

		10,211,268
County/City/Special District/School District — 36.6%
Buffalo & County of Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	280	305,348
City of New York New York, GO, Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	690	787,994
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO, Refunding, Series E:
5.50%, 8/01/25	$1,280	$1,572,954
5.00%, 8/01/30	500	569,675
City of New York New York, GO:
Series A-1, Fiscal 2009, 4.75%, 8/15/25	500	567,010
Sub-Series G-1, 6.25%, 12/15/31	250	296,443
Sub-Series I-1, 5.38%, 4/01/36	450	517,270
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	2,250	2,359,170
5.00%, 11/15/44	250	262,353
4.75%, 11/15/45	640	646,906
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	1,043,265
5.00%, 7/01/33	400	442,404
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/35 (b)	500	198,450
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (b)	1,750	442,872
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (b)	500	105,865
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	116,736
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	508,950
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	740	750,360
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	350	385,780
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
5.00%, 11/01/27	5	5,019

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2014	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of New York New York Transitional Finance Authority Future Tax Secured, RB (concluded):
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	$825	$915,461
Sub-Series B-1, 5.00%, 11/01/36	340	383,942
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	528,125
Hudson Yards Infrastructure Corp., RB, Series A:
Senior, Fiscal 2012, 5.75%, 2/15/47	1,550	1,770,472
5.00%, 2/15/47	2,850	2,945,019
(AGM), 5.00%, 2/15/47	850	881,067
(NPFGC), 4.50%, 2/15/47	1,510	1,528,407
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at 1 Bryant Park Project, Class 2, 5.63%, 7/15/47	1,400	1,539,398
2nd Priority, Bank of America Tower at 1 Bryant Park Project, Class 3, 6.38%, 7/15/49	500	547,660
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,096,330
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,350,825
4 World Trade Center Project, 5.75%, 11/15/51	670	751,378
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,100	1,178,276
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	690	722,113

		28,023,297
Education — 25.2%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (c)(d):
7.00%, 5/01/25	345	51,785
7.00%, 5/01/35	220	33,022
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	$500	$524,650
4.63%, 10/01/40	275	288,051
Build NYC Resource Corp., RB, Series A:
Bronx Charter School for Excellence Project, 5.50%, 4/01/43	450	464,256
Bronx Charter School for International Cultures & The Arts Project, 5.00%, 4/15/33	400	362,276
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	559,295
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of National History, 5.00%, 7/01/37 (e)	440	498,868
Carnegie Hall, 4.75%, 12/01/39	700	730,618
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	1,295	1,386,647
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	500	549,690
County of Cattaraugus New York, St. Bonaventure University Project, 5.00%, 5/01/39	125	129,749
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	640	593,325
County of Herkimer New York Industrial Development Agency, RB, College Foundation, Inc., Student Housing Project, 6.25%, 8/01/34	385	385,412

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	$265	$282,911
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,000	1,119,340
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	240	263,882
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	350	367,703
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	150	174,978
5.38%, 9/01/41	650	713,680
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	501,957
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	400	444,208
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	562,055
Fordham University, Series A, 5.50%, 7/01/36	150	168,678
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	250	266,965
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	670	728,189
University of Rochester, Series A, 5.13%, 7/01/39	250	283,913
State of New York Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	250	269,705
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
Fordham University, 5.00%, 7/01/44	$640	$708,922
New York University, Series A, 5.00%, 7/01/37	600	664,674
Rochester Institute of Technology, 5.00%, 7/01/38	690	754,191
Skidmore College, Series A, 5.25%, 7/01/29	200	228,254
Skidmore College, Series A, 5.25%, 7/01/31	300	339,318
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,220	1,409,564
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	700	798,714
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	370	405,505
Teachers College, 5.50%, 3/01/39	650	702,292
Teachers College, Series A, 5.00%, 7/01/31	525	583,543

		19,300,785
Health — 22.1%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	332,367
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	250	250,078
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	180	194,753
5.00%, 12/01/37	250	267,870
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	250	241,013

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2014	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Monroe New York Industrial Development Corp., Refunding RB (concluded):
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	$1,425	$1,642,911
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	350	364,864
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	450	466,047
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,000	1,071,580
Series B, 6.00%, 11/01/30	150	171,204
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	920	934,867
5.00%, 1/01/34	500	529,305
State of New York Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 2/15/37	1,000	1,110,510
Healthcare, Series A, 5.00%, 3/15/38	500	563,020
New York Hospital Medical Center-Queens (FHA), 4.75%, 2/15/37	305	313,403
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	250	286,460
New York University Hospitals Center, Series A, 5.75%, 7/01/31	425	476,008
New York University Hospitals Center, Series B, 5.63%, 7/01/37	530	581,717
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	750	814,402
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	130	138,449
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	$500	$557,450
New York University Hospital Center, Series A, 5.00%, 7/01/36	1,000	1,040,810
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,081,860
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	750	801,465
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	500	545,760
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	2,000	2,081,600

		16,859,773
Housing — 3.7%
City of New York New York Housing Development Corp., RB, M/F Housing, Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,463,708
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,000	1,012,800
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	360	351,061

		2,827,569
State — 9.8%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2013, Series S-1, 4.00%, 7/15/42	1,000	1,010,340
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	852,855
State of New York, GO, Series A, 5.00%, 2/15/39	500	561,105
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	300	349,416

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	$1,070	$1,189,369
General Purpose, Series B, 5.00%, 3/15/42	1,000	1,092,910
General, Purpose, Series C, 5.00%, 3/15/34	1,000	1,121,140
Series C, 5.00%, 12/15/31	500	549,480
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	160	182,175
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	500	574,255

		7,483,045
Transportation — 18.9%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/34	270	306,831
Series C, 6.50%, 11/15/28	750	901,702
Series E, 5.00%, 11/15/38	1,000	1,094,580
Series H, 5.00%, 11/15/25	1,000	1,162,320
Metropolitan Transportation Authority, Refunding RB, Series F:
5.00%, 11/15/30	1,500	1,679,790
(AGM), 4.00%, 11/15/30	500	519,645
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	500	550,935
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,113,520
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
146th Series (AGM), 4.50%, 12/01/34	750	763,320
147th Series, 4.75%, 4/15/37	500	511,840
177th Series, 4.00%, 1/15/43	1,500	1,479,780
178th Series, 5.00%, 12/01/43	430	462,658
Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
State of New York Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/37	$1,735	$1,899,773
5.00%, 1/01/42	1,030	1,108,651
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (b)	505	243,516
General, CAB, Series B, 0.00%, 11/15/32 (b)	1,000	482,630
Sub-Series A, 5.00%, 11/15/30	150	172,016

		14,453,507
Utilities — 12.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	500	534,330
Long Island Power Authority, RB, Electric System:
CAB, Series A (AGM), 0.00%, 6/01/28 (b)	3,515	2,159,335
General, Series C (CIFG), 5.25%, 9/01/29	1,000	1,200,150
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/24	500	565,885
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds New York City Municipal Water Finance Authority Projects, 2nd General Resolution, Series B, 5.00%, 6/15/36	350	394,870
State Clean Water and Drinking Water Revolving New York City Municipal Water Finance Authority Projects, Series A, 5.00%, 6/15/37	1,500	1,685,670
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	2,690	3,038,166

		9,578,406
Total Municipal Bonds in New York		108,737,650

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2014	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Multi-State — 5.8%
Housing — 5.8%
Centerline Equity Issuer Trust (f)(g):
Series A-4-1, 5.75%, 5/15/15	$500	$520,765
Series A-4-2, 6.00%, 5/15/19	1,000	1,156,010
Series B-3-1, 6.00%, 5/15/15	1,500	1,562,550
Series B-3-2, 6.30%, 5/15/19	1,000	1,168,310

		4,407,635
Puerto Rico — 1.3%
Housing — 1.3%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,000	1,004,580
Total Municipal Bonds — 149.3%		114,149,865

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
New York — 13.2%
County/City/Special District/School District — 0.7%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	500	560,615
Education — 0.8%
New York City Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	510	573,725
State — 3.3%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,300	1,462,662
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,000	1,093,080

		2,555,742
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
New York (concluded)
Transportation — 4.4%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$1,995	$2,198,231
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,134,320

		3,332,551
Utilities — 4.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	240	275,925
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	1,500	1,697,655
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,005	1,094,077

		3,067,657
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 13.2%		10,090,290
Total Long-Term Investments (Cost — $115,983,309) — 162.5%		124,240,155

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (i)(j)	1,255,154	1,255,154
Total Short-Term Securities (Cost — $1,255,154) — 1.6%		1,255,154

6	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $117,238,463*) — 164.1%	$125,495,309
Other Assets Less Liabilities — 1.5%	1,095,861
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.5%)	(5,725,838)
VRDP Shares, at Liquidation Value — (58.1%)	(44,400,000)

Net Assets Applicable to Common Shares — 100.0%	$76,465,332

*	As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$111,545,618

Gross unrealized appreciation	$8,987,402
Gross unrealized depreciation	(763,018)

Net unrealized appreciation	$8,224,384

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Zero-coupon bond.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co. LLC	$498,868	$3,265

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income
BIF New York Municipal Money Fund	2,552,420	(1,297,266)	1,255,154	$288

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2014	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(112)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$14,057,750	$(57,907)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

8	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2014

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$124,240,155	—	$124,240,155
Short-Term Securities	$1,255,154	—	—	1,255,154

Total	$1,255,154	$124,240,155	—	$125,495,309

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(57,907)	—	—	$(57,907)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May, 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$147,000	—	—	$147,000
Liabilities:
TOB trust certificates	—	$(5,725,307)	—	(5,725,307)
VRDP Shares	—	(44,400,000)	—	(44,400,000)

Total	$147,000	$(50,125,307)	—	$(49,978,307)

There were no transfers between levels during the period ended May 31, 2014.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2014	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: July 23, 2014